Commitments (Tables)	6 Months Ended
Jun. 30, 2024
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	June 30, 2024	December 31, 2023
Within one year	10,076	8,060
Total	10,076	8,060

Commitments - Future minimum contractual obligations
	Daxos Maritime Limited	Paralus Shipholding S.A.	Olympia Shipholding S.A.	Thalia Shipholding S.A.	Total
July 1, 2024 to June 30, 2025	17,875	21,330	3,760	3,760	46,725
July 1, 2025 to June 30, 2026	-	-	7,520	3,760	11,280
July 1, 2026 to November 30, 2026	-	-	22,770	26,530	49,300
Total	17,875	21,330	34,050	34,050	107,305